Tangible Equity Units (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Proceeds from Issuance Allocated to Equity and Debt Based on Relative Fair Value of each TEU	The proceeds from the issuance were allocated to equity and debt based on the relative fair value of the respective components of each TEU as follows (in thousands, except per unit values):

	Equity Component	Debt Component	Total
Fair value per unit	$41.3382	$8.6618	$50.00

Gross proceeds	$330,706	$69,294	$400,000
Less: issuance costs	9,095	1,905	11,000
Net proceeds	$321,611	$67,389	$389,000

Schedule of Number of Common Stock Issued Based on 20 Day Volume Weighted-Average Price of Common Stock

Unless settled earlier at the holder’s option or at the Company's election, each Purchase Contract will, subject to postponement in certain limited circumstances, automatically settle on February 1, 2027 for a number of shares of our common stock, subject to certain anti-dilution adjustments, based upon the 20-day volume-weighted average price (“VWAP”) of our common stock as follows:

VWAP of BTSG Common Stock	Common Stock Issued
Greater than $15.28	3.2733 shares (minimum settlement rate)
Equal to or less than $15.28 but greater than or equal to $13.00	$50 divided by VWAP
Less than $13.00	3.8461 shares (maximum settlement rate)